As filed with the Securities and Exchange Commission on May 1, 1997

                                             1933 Act Registration No. 333-20919


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                         Pre-Effective Amendment No.
                                X        Post-Effective Amendment No. 1

                                 NORTHSTAR TRUST
               (Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (203) 863-6200

                               Two Pickwick Plaza
                               Greenwich, CT 06830
               (Address of Principal Executive Offices) (Zip Code)

                 Mark L. Lipson                             Jeffrey L. Steele
c/o Northstar Investment Management Corporation          Dechert Price & Rhoads
               Two Pickwick Plaza                          1500 K Street, N.W.
              Greenwich, CT 06830                        Washington, D.C. 20005
(Name and Address of Agent for Service)          (Copies of all Correspondence)


     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24(f) under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed the notice required by Rule 24f-2 with respect to its most recent fiscal year on December 23, 1996.

     It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

                                 NORTHSTAR TRUST
                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 16. Exhibits

         (12)     -        Opinion and Consent of Dechert Price & Rhoads as to
                           tax consequences

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Greenwich and State of Connecticut on the 1st day of May, 1997.

                                                NORTHSTAR TRUST
                                                (REGISTRANT)



                                                By:
                                                     Mark L. Lipson*
                                                     President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                       Title                              Date


                                Chairman/Trustee           May 1, 1997
John G. Turner*


                                President/Trustee          May 1, 1997
Mark L. Lipson*


                                Trustee                    May 1, 1997
Paul S. Doherty*


                                Trustee                    May 1, 1997
David W. Wallace*


                                Trustee                    May 1, 1997
Robert B. Goode, Jr.*


                                Trustee                    May 1, 1997
Walter H. May*


                                Trustee                    May 1, 1997
Alan L. Gosule*


                                Trustee                    May 1, 1997
David W.C. Putnam*


                                Trustee                    May 1, 1997
John R. Smith*


/s/Agnes Mullady                Principal Financial        May 1, 1997
Agnes Mullady                   and Accounting Officer



By:      /s/Agnes Mullady

*Agnes Mullady - Attorney-in-Fact. Executed pursuant to powers of attorney filed with Post-Effective Amendments Nos. 6 and 7 to the Registrant's Registration Statement (33-67852).

                                  EXHIBIT INDEX


                           Exhibit Name Exhibit Number

Opinion and Consent of Dechert Price & Rhoads as to tax consequences          12

                                 April 21, 1997


Board of Trustees
Brandes Investment Trust
12750 High Bluff Drive
San Diego, California  92130

Board of Trustees
Northstar Trust
Two Pickwick Plaza
Greenwich, Connecticut  06830

Ladies and Gentlemen:

     You have requested our opinion concerning certain Federal income tax consequences of the proposed reorganization between Brandes Investment Trust ("Brandes Trust"), a Delaware business trust, on behalf of its Brandes International Fund series ("Acquired Fund") and Northstar Trust, a Massachusetts business trust, on behalf of its Northstar International Value Fund series (the "Acquiring Fund"), pursuant to an Agreement and Plan of Reorganization dated February 24, 1997 (the "Agreement").

     For purposes of this opinion, we have examined and rely upon (1) the Agreement, (2) the Proxy Statement issued in connection therewith, (3) the facts and representations contained in a letter dated April 21, 1997 addressed to us from Brandes Trust on behalf of the Acquired Fund, (4) the facts and representations contained in a letter dated April 21, 1997 addressed to us from Northstar Trust on behalf of the Acquiring Fund, and (5) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion. We assume that the transaction that is the subject of this letter will be carried out in accordance with the terms of the Agreement and as described in the documents we have examined.

     This opinion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), United States Treasury regulations, judicial decisions, and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof. This opinion is conditioned upon the Reorganization taking place in the manner described in the Agreement and the Proxy Statement to which reference is made above and upon the information provided to us being correct and complete.

     Based upon and subject to the foregoing, it is our opinion that, for Federal income tax purposes:

1. The transfer of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the Acquired Fund's liabilities followed by the distribution of the Acquiring Fund shares to the shareholders of the Acquired Fund in exchange for their Acquired Fund shares will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. The Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

2. The Acquired Fund will recognize no gain or loss on the transfer of its assets to and the assumption of its liabilities by the Acquiring Fund or on the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares received by the Acquired Fund in the Reorganization pursuant to the Agreement.

3. The Acquiring Fund will recognize no gain or loss upon the acquisition of the Acquired Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Acquired Fund liabilities.

4. The basis to the Acquiring Fund of the assets of the Acquired Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the exchange.

5. The Acquiring Fund's holding period with respect to the assets of the Acquired Fund that the Acquiring Fund acquires in the transaction will include the respective periods for which those assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

6. The shareholders of the Acquired Fund will recognize no gain or loss upon receiving the Acquiring Fund shares solely in exchange for their Acquired Fund shares.

7. The basis of the Acquiring Fund shares received by a shareholder of the Acquired Fund in the transaction will be the same as the basis of the Acquired Fund shares surrendered by the shareholder in exchange therefor.

8. An Acquired Fund shareholders holding period for the Acquiring Fund shares received by the shareholder in the transaction will include the holding period during which the shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization.

9. In accordance with Section 381(a) of the Code, the Acquiring Fund will succeed to the tax attributes of the Acquired Fund described in Section 381(c) of the Code, subject to all applicable limitations on such attributes as required by law.

     We express no opinion as to the tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Agreement and the representations made to us.

                                                     Very truly yours,

                                                     /s/Dechert Price & Rhoads